Average Annual Total Returns - Phaeacian Global Value Fund	Institutional Class 1-Year	Institutional Class 5-Year	Institutional Class TenYears	Institutional Class Return After Taxes on Distributions 1-Year		Institutional Class Return After Taxes on Distributions 5-Year		Institutional Class Return After Taxes on Distributions TenYears		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1-Year		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5-Year		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares TenYears		MSCI All Country World NR Index (reflects no deductions for fees, expenses or taxes) 1-Year	MSCI All Country World NR Index (reflects no deductions for fees, expenses or taxes) 5-Year	MSCI All Country World NR Index (reflects no deductions for fees, expenses or taxes) TenYears
Total	14.88%	13.96%	9.50%	14.79%	[1]	12.84%	[1]	7.85%	[1]	9.09%	[1]	10.97%	[1]	7.26%	[1]	16.26%	12.26%	9.13%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.